Audited Consolidated Balance Sheets (Parentheticals)		12 Months Ended
		Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2025 $ / shares shares
Ordinary Shares Class A
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	[1]
Ordinary shares, authorized	[1]	Unlimited	Unlimited	Unlimited
Ordinary shares, issued (in Shares)	[1]	21,250,000	21,250,000	21,250,000	21,250,000
Ordinary shares, outstanding (in Shares)	[1]	21,250,000	21,250,000	21,250,000	21,250,000
Ordinary Shares Class B
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	[1]
Ordinary shares, authorized	[1]	Unlimited	Unlimited	Unlimited
Ordinary shares, issued (in Shares)	[1]	3,750,000	3,750,000	3,750,000	3,750,000
Ordinary shares, outstanding (in Shares)	[1]	3,750,000	3,750,000	3,750,000	3,750,000

[1]	Retrospective restated for effect of share reorganization (see Note 1)